UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from March 9, 2010 to April 8, 2010

Commission File Number of issuing entity: 333-139944-01
HOLMES MASTER ISSUER PLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139944

HOLMES FUNDING LIMITED

(Exact name of depositor as specified in its charter)

SANTANDER UK PLC
(Exact name of sponsor as specified in its charter)

England and Wales
(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A
(I.R.S. Employer Identification No.)

2 Triton Square
Regent’s Place
London   NW1 3AN
United Kingdom

(Address of principal executive offices of the issuing entity)

+44 (0)20 7612 4000
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
Series 2007-1, Class 1A1	[___]	[___]	☒	None
Series 2007-1, Class 2A	[___]	[___]	☒	None
Series 2007-1, Class 3A1	[___]	[___]	☒	None
Series 2007-1, Class 4A	[___]	[___]	☒	None
Series 2007-1, Class 1B1	[___]	[___]	☒	None
Series 2007-1, Class 1C1	[___]	[___]	☒	None
Series 2007-1, Class 2C1	[___]	[___]	☒	None
Series 2007-2, Class 1A1	[___]	[___]	☒	None
Series 2007-2, Class 2A1	[___]	[___]	☒	None
Series 2007-2, Class 3A1	[___]	[___]	☒	None
Series 2007-2, Class 4A	[___]	[___]	☒	None
Series 2007-2, Class 1B	[___]	[___]	☒	None
Series 2007-2, Class 2B1	[___]	[___]	☒	None
Series 2007-2, Class 2M1	[___]	[___]	☒	None
Series 2007-2, Class 1C	[___]	[___]	☒	None
Series 2007-2, Class 2C1	[___]	[___]	☒	None

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X. No ......

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

A distribution was made on April 15, 2010 by the Bank of New York, as principal paying agent on behalf of the issuing entity, to the holders of the notes listed above.

The description of the distribution and pool performance for the distribution period from March 9, 2010 to April 8, 2010 is provided in the monthly statements attached as Exhibit 99.1 and Exhibit 99.2 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2007-1 notes dated March 27, 2007 (the “2007-1 Prospectus Supplement”) and the related Prospectus dated March 21, 2007 (together with the 2007-1 Prospectus Supplement, the “2007-1 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2007 pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”).

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Series 2007-2 notes dated June 7, 2007 (the “2007-2 Prospectus Supplement”) and the related Prospectus dated May 23, 2007 (together with the 2007-2 Prospectus Supplement, the “2007-2 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on June 11, 2007 pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”).

PART II – OTHER INFORMATION

Item 7. Significant Enhancement Provider Information.

The financial information ML MBS Services Limited required to be provided pursuant to Item 1115(b) of Regulation AB is attached as exhibit 99.3 to this Form 10-D.

We hereby incorporate the following documents, which have been filed with or furnished to the SEC, into this Form 10-D:

the consolidated financial statements of Deutsche Bank AG and its subsidiaries as of March 31, 2010, which are included in Deutsche Bank AG’s interim report as of and for the three months ended March 31, 2010 and was furnished to the SEC under cover of Form 6-K on April 27, 2010 under File Number 1-15242 the consolidated financial statements of Credit Suisse Group AG and its subsidiaries as of March 31, 2010, which are included in Credit Suisse Group AG’s interim report as of and for the three months ended March 31, 2010 and was furnished to the SEC under cover of Form 6-K on April 23, 2010 under File Number 1-15244

Item 9. Exhibits.

Exhibit No.	Description
99.1	2007-1 Monthly Statement to Noteholders
99.2	2007-2 Monthly Statement to Noteholders
99.3	Unaudited financial statements of ML MBS Services Limited

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Holmes Funding Limited, as depositor
Date: 28 April 2010	By: /s/ Jessica Petrie Name: Jessica Petrie Title: Authorised Signatory